Related Party Transactions - Schedule Of Revenue Received From Major Related Parties (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenues:
Revenue from Related Parties		¥ 2,846	$ 436	¥ 3,032	¥ 1,594
Trip
Revenues:
Revenue from Related Parties		204	31	627	774
Du Xiaoman
Revenues:
Revenue from Related Parties		678	104	731	256
Investee C
Revenues:
Revenue from Related Parties	[1]	949	145	280	143
Others
Revenues:
Revenue from Related Parties		¥ 1,015	$ 156	¥ 1,394	¥ 421

[1]	Investee C is one of the Company’ investees, over which the Company has significant influence.